Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues and other operating income
Revenues	$ 1,965,104	$ 2,050,385	$ 1,802,184
Other operating income	6,069	112,121	24,080
Total revenues and other operating income	1,971,173	2,162,506	1,826,264
Operating expenses
Voyage expenses and commissions	753,744	773,434	618,595
Ship operating expenses	238,850	232,243	176,533
Administrative expenses	51,367	36,086	53,528
Depreciation	328,460	339,030	230,942
Total operating expenses	1,372,421	1,380,793	1,079,598
Net operating income	598,752	781,713	746,666
Other income (expenses)
Finance income	15,836	17,098	18,065
Finance expense	(233,234)	(295,088)	(171,336)
Gain (loss) on marketable securities	(1,600)	(3,405)	22,989
Share of results of associated companies	1,059	(599)	3,383
Dividends received	4,289	3,535	36,852
Net other expenses	(213,650)	(278,459)	(90,047)
Profit before income taxes	385,102	503,254	656,619
Income tax expense	(6,021)	(7,671)	(205)
Profit for the period	$ 379,081	$ 495,583	$ 656,414
Basic earnings per share (in USD per share)	$ 1.70	$ 2.23	$ 2.95
Diluted earnings per share (in USD per share)	$ 1.70	$ 2.23	$ 2.95